Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Useful Lives
The following table summarizes the carrying amounts of our consolidated real estate assets (in thousands):

	March 31, 2022	December 31, 2021
Land	$202,531	$202,531
Buildings and improvements	1,076,901	1,074,126
Furniture, fixtures and equipment	43,629	37,463
Intangible assets	34,905	34,905
Construction in progress (1)	137,040	127,493

	1,495,006	1,476,518
Less: Accumulated depreciation and amortization (2)	(78,453)	(68,035)

Real estate assets, net	$1,416,553	$1,408,483

(1)	Includes construction in progress for our development projects and capitalized costs for improvements not yet placed in service at our stabilized properties.

(2)	Includes the amortization of $33.2 million of in-place lease assets acquired with the CRII Merger over a period of six months in 2021.

We compute depreciation on a straight-line basis over the estimated useful lives of the related assets. Intangible lease assets are amortized to depreciation and amortization over the remaining lease term. The useful lives of our real estate assets are as follows (in years):

Land improvements	5–15
Buildings	30
Building improvements	5–15
Furniture, fixtures and equipment	5–15
Intangible lease assets	Over lease term
The following table summarizes the carrying amounts of our consolidated real estate assets ($ in thousands):

	December 31, 2021		December 31, 2020
Land	$202,531		$23,894
Building and improvements	1,074,126		139,110
Furniture, fixtures and equipment	37,463		3,983
Intangible assets	34,905		3,809
Construction in progress (1)	127,493		—

	1,476,518		170,796
Less: Accumulated depreciation and amortization	(68,035	) (2)	(9,704)

Real estate assets, net	$1,408,483		$161,092

(1)	Includes construction in progress for our development projects and capitalized costs for improvements not yet placed in service at our stabilized properties.
(2)	Includes the amortization of $33.2 million of in-place lease assets acquired with the CRII Merger over a period of six months in 2021.

Schedule of Accounting Standards Update and Change in Accounting Principle
The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Required date of adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables and other long term financings including available for sale and held-to-maturity
debt securities, and loans. Subsequently, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which amends the scope of ASU
2016-13
and clarified that receivables arising from operating leases are not within the scope of the standard and should continue to be accounted for in accordance with the leases standard (Topic 842).	January 1, 2023	ASU
2016-13
affects entities holding financial assets and net investments in leases that are not accounted for at fair value through net income. The amendments in ASU
2016-13
require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. We are evaluating the impact of adopting ASU
2016-13
on our financial statements.